Stock-Based Compensation (Details 1) (USD $)	12 Months Ended
Dec. 31, 2012
Stock options [Member]
Schedule of warrants
Beginning Balance, Number of Options/Warrants	8,118,955
Granted, Number of Options/Warrants	1,502,000
Exercised, Number of Options/Warrants	(470,000)
Expired or canceled, during the period	(4,515,000)
Forfeited, Number of Options/Warrants	(110,750)
Ending Balance, Number of Options/Warrants	4,525,205
Options/Warrants exercisable	2,171,614
Beginning Balance, Weighted Average Exercise Price	$ 0.41
Granted, Weighted Average Exercise Price	$ 1.41
Exercised, Weighted Average Exercise Price	$ 0.64
Expired or canceled, during the period, Weighted Average Exercise Price	$ 0.13
Forfeited, Weighted Average Exercise Price	$ 0.97
Ending Balance, Weighted Average Exercise Price	$ 0.97
Exercisable, Weighted Average Exercise Price	$ 0.73
Non-employee Stock Option [Member]
Schedule of warrants
Beginning Balance, Number of Options/Warrants	530,000
Granted, Number of Options/Warrants	400,000
Exercised, Number of Options/Warrants	(300,000)
Expired or canceled, during the period
Forfeited, Number of Options/Warrants
Ending Balance, Number of Options/Warrants	900,000
Options/Warrants exercisable	525,000
Beginning Balance, Weighted Average Exercise Price	$ 0.94
Granted, Weighted Average Exercise Price	$ 1.21
Exercised, Weighted Average Exercise Price	$ 0.33
Expired or canceled, during the period, Weighted Average Exercise Price
Forfeited, Weighted Average Exercise Price
Ending Balance, Weighted Average Exercise Price	$ 1.08
Exercisable, Weighted Average Exercise Price	$ 0.99
Unvested Stock Options [Member]
Schedule of warrants
Beginning Balance, Number of Options/Warrants	1,885,955
Granted, Number of Options/Warrants	1,502,000
Expired or canceled, during the period	(923,614)
Forfeited, Number of Options/Warrants	(110,750)
Ending Balance, Number of Options/Warrants	2,353,591
Beginning Balance, Weighted Average Exercise Price	$ 0.54
Granted, Weighted Average Exercise Price	$ 1.26
Expired or canceled, during the period, Weighted Average Exercise Price	$ 0.55
Forfeited, Weighted Average Exercise Price	$ 0.68
Ending Balance, Weighted Average Exercise Price	$ 0.99